Loans Receivables, Net (Details) - Schedule of Loan Portfolio - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Loan Portfolio Abstract
Mortgage loans	$ 1,576,013	$ 1,589,871	$ 3,908,925
Personal loans to affiliates, unsecured			76,799
Total loans		1,589,871	3,985,724
Less: allowance for loan losses			(76,799)
Loans receivables, net	1,576,013	1,589,871	3,908,925
Reclassifying as:
Current portion	516,237	517,479	123,611
Non-current portion	1,059,776	1,072,392	3,785,314
Loans receivables, net	$ 1,576,013	$ 1,589,871	$ 3,908,925